UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005



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ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND
July 31, 2005                                                        (Unaudited)


                                                                        Value
                                                             Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCK (77.0%)

AUTOMOTIVE (9.3%)

   Adesa ................................................   150,000   $   3,630
   Monaco Coach .........................................   252,000       4,410
   Spartan Motors .......................................   270,000       3,164
                                                                      ---------
                                                                         11,204
                                                                      ---------
BANKS (1.5%)
   North Fork Bancorporation ............................    67,500       1,849
                                                                      ---------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.2%)
   Liberty Global, Cl A* ................................     4,978         236
                                                                      ---------
CHEMICALS (3.5%)
   FMC* .................................................    20,000       1,209
   MacDermid ............................................    91,500       3,029
                                                                      ---------
                                                                          4,238
                                                                      ---------
COMMUNICATIONS EQUIPMENT (2.3%)
   Polycom* .............................................   165,000       2,734
                                                                      ---------
CONSUMER PRODUCTS (3.9%)
   Blyth ................................................    80,000       2,230
   Tredegar .............................................   150,000       2,417
                                                                      ---------
                                                                          4,647
                                                                      ---------
ENTERTAINMENT (0.1%)
   Discovery Holding, Cl A* .............................     9,956         142
                                                                      ---------
FOOD, BEVERAGE & TOBACCO (1.3%)
   Agrium ...............................................    70,000       1,601
                                                                      ---------
HOUSEHOLD FURNITURE & FIXTURES (6.5%)
   Dorel Industries, Cl B* ..............................   122,000       3,686
   Ethan Allen Interiors ................................    56,500       1,864
   Furniture Brands International .......................   120,000       2,299
                                                                      ---------
                                                                          7,849
                                                                      ---------
INSURANCE (1.7%)
   Commerce Group .......................................    32,300       2,014
                                                                      ---------

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND
July 31, 2005                                                        (Unaudited)


                                                                        Value
                                                             Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MACHINERY (3.5%)
   AZZ* .................................................   114,300   $   2,058
   Gardner Denver* ......................................    11,000         452
   Manitowoc ............................................    30,100       1,374
   Tecumseh Products, Cl A ..............................    10,000         300
                                                                      ---------
                                                                          4,184
                                                                      ---------
MANUFACTURING (1.3%)
   Actuant, Cl A* .......................................    33,700       1,568
                                                                      ---------
MARINE TRANSPORTATION (0.8%)
   CP Ships .............................................    55,000         979
                                                                      ---------
MEDIA (0.7%)
   Liberty Media, Cl A* .................................    99,560         875
                                                                      ---------
MEDICAL PRODUCTS (1.0%)
   Mettler Toledo International*++++ ....................    24,000       1,260
                                                                      ---------
METALS & METAL FABRICATE (2.0%)
   Falconbridge Ltd++ ...................................    75,400       1,556
   Mueller Industries ...................................    30,000         878
                                                                      ---------
                                                                          2,434
                                                                      ---------
MOBILE HOMES (2.3%)
   Palm Harbor Homes* ...................................   144,600       2,801
                                                                      ---------
OFFICE EQUIPMENT & SUPPLIES (1.9%)
   United Stationers* ...................................    44,000       2,281
                                                                      ---------
PAPER & PAPER PRODUCTS (1.9%)
   Chesapeake ...........................................   100,000       2,230
                                                                      ---------
PETROLEUM & FUEL PRODUCTS (19.8%)
   Core Laboratories* ...................................   110,000       3,542
   Encore Acquisition* ..................................   120,000       3,785
   FMC Technologies* ....................................    27,515         997
   Range Resources ......................................   215,000       6,566
   Todco, Cl A* .........................................   198,200       6,087
   Transocean* ..........................................    49,550       2,796
                                                                      ---------
                                                                         23,773
                                                                      ---------

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND
July 31, 2005                                                        (Unaudited)


                                                           Shares/Face
                                                             Amount     Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

PRINTING & PUBLISHING (5.1%)
   Reader's Digest Association ..........................   190,000   $   3,086
   RR Donnelley & Sons ..................................    85,000       3,064
                                                                      ---------
                                                                          6,150
                                                                      ---------
TELEPHONES & TELECOMMUNICATIONS (2.6%)
   Citizens Communications ..............................   240,000       3,154
                                                                      ---------
TRANSPORTATION (3.8%)
   Trinity Industries ...................................    50,000       1,853
   Wabtec ...............................................   110,000       2,687
                                                                      ---------
                                                                          4,540
                                                                      ---------
TOTAL COMMON STOCK
  (Cost $61,257) ........................................                92,743
                                                                      ---------
CORPORATE BONDS (0.4%)
   Mueller Industries
      6.000%, 11/01/14 ..................................   $   425         423
                                                                      ---------
TOTAL CORPORATE BONDS
  (Cost $425) ...........................................                   423
                                                                      ---------

U.S. TREASURY OBLIGATIONS (22.1%)
   U.S. Treasury Bill (A)
      2.834%, 08/04/05 ..................................       597         597
      2.938%, 09/01/05 ..................................     6,905       6,888
      3.051%, 12/01/05 ..................................     6,215       6,145
      3.057%, 10/06/05 ..................................     1,312       1,304
      3.129%, 11/03/05 ..................................     5,542       5,494
      3.367%, 01/05/06 ..................................     6,261       6,167
                                                                      ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $26,608) ........................................                26,595
                                                                      ---------

TOTAL INVESTMENTS (99.5%)+
  (Cost $88,290) ........................................             $ 119,761
                                                                      =========

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND
July 31, 2005                                                        (Unaudited)




PERCENTAGES ARE BASED ON NET ASSETS OF $120,311,216.
* NON-INCOME PRODUCING SECURITY.
++DOMICILED IN CANADA
++++ DOMICILED IN SWITZERLAND
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
LTD. LIMITED LIABILITY COMPANY
CL CLASS
+ AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $88,289,899
  AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $32,926,343 AND $(1,455,086), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                 FMC-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.